Income Taxes - Additional Information (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 USD ($)	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Income Taxes [Line Items]
Total unrecognized tax benefit	$ 15.5	691.3	$ 15.5	691.3	686.0
The total unrecognized tax benefits, if recognized, that would reduce the tax provisions and thereby affect the effective tax rate	$ 691.3